Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity [Abstract]
Summary of the Company's warrant activity
	Warrants	Weighted Average Exercise Price

Outstanding – March 21, 2014	-	$-
Granted	2,250,000	$-
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2014	2,250,000	$0.40
Exercisable – December 31, 2014	2,250,000	$0.40
Granted	2,705,000	$0.40
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2015	4,955,000	$0.40
Exercisable – December 31, 2015	4,955,000	$0.40